Loans (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)
Loans [Abstract]
Interest expenses	¥ 1,770,933	$ 12,416	¥ 3,427,580	¥ 2,346,136